Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period	August 2025
Payment Date	09/22/2025
Transaction Month	27
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$537,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$175,000,000.00	33	SOFR +0.85%	09/15/2025	4.38143%	5.23%
Class B	6/22/26	06/20/2029	$54,500,000.00		4.57%			4.57%
Class C	6/22/26	06/20/2029	$32,700,000.00		5.65%			5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds								$54,966,520.14
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$54,966,520.14

Beginning of Period Reserve Account Balance								$8,719,346.05
Required Reserve Amount								$8,719,346.05
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$8,719,346.05

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds

Master Collateral Agent Fee				$59.19	$59.19	$0.00	$0.00	$54,966,460.95
Owner Trustee Fee				$0.00	$0.00	$0.00	$0.00	$54,966,460.95
Asset Representations Reviewer Fee				$32.63	$32.63	$0.00	$0.00	$54,966,428.32
Supplemental ARR Fee				$130.54	$130.54	$0.00	$0.00	$54,966,297.78
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$54,965,047.78
Servicing Fee				$619,539.27	$619,539.27	$0.00	$0.00	$54,345,508.51
Class A-1a Note Interest				$2,312,540.00	$2,312,540.00	$0.00	$0.00	$52,032,968.51
Class A-1b Note Interest				$839,208.56	$839,208.56	$0.00	$0.00	$51,193,759.95
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$51,193,759.95
Class B Note Interest				$207,554.17	$207,554.17	$0.00	$0.00	$50,986,205.78
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$50,986,205.78
Class C Note Interest				$153,962.50	$153,962.50	$0.00	$0.00	$50,832,243.28
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Regular Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$50,832,243.28
Class R Interest				$50,832,243.28	$50,832,243.28	$0.00	$0.00	$0.00

Total				$54,966,520.14	$54,966,520.14	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$839,208.56	$0.00	$0.00	$839,208.56
Class B	$0.00	$0.00	$207,554.17	$0.00	$0.00	$207,554.17
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,513,265.23	$0.00	$0.00	$3,513,265.23

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$1,000.00	$4.80	$0.00	$4.80	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$3.81	$0.00	$3.81	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$1,000.00	$4.39	$0.00	$4.39	$800,000,000.00	1.00	$800,000,000.00	1.00

				Beginning Period		Add: Deposit		Ending Period
Principal Funding Account Limit				$400,000,000.00				$400,000,000.00
Principal Funding Account balance				$0.00		$0.00		$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

Pursuant to the U.S. Risk Retention Rules, the sponsor, either directly or through its majority-owned affiliates, is required to retain an economic interest, which equals at least 5% of the aggregate unpaid principal balance of all outstanding investor ABS interests in Group 1, as wholly offset by the percentage represented by the fair value of the Class R Interest, as Series EHRI, of the fair value of all outstanding ABS interests in Series 2023-4 on the date the notes were issued (the” Initial Issuance Date”), in the credit risk of the Receivables.

On the Initial Issuance Date and on August 14, 2025 (the “Closing Date”), Verizon DPPA True-up Trust, a majority-owned affiliate of the Sponsor, retained the required economic interest in the credit risk of the Receivables in satisfaction of the Sponsor’s obligations under the U.S. Risk Retention Rules in the form of a qualifying “seller’s interest,” consisting of the Transferor’s Interest (which, among other things, is represented by the Certificates), as wholly offset by an “eligible horizontal residual interest” in Series 2023-4 consisting of the Class R Interest.

The fair value of the notes and the Class R Interest, recalculated as of the Closing Date, are summarized below. The totals in the table may not sum due to rounding:

	Fair Value	as a percentage

Notes	$799,935,578	80.00%

Class R Interest	$199,975,386	20.00%

Total	$999,910,964	100.00%